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April 27, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  Centura Funds, Inc. (the "Corporation")
     File Nos: 33-75926/811-8384

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that for each of the Corporation's Money Market Fund (the "Fund") (i) the definitive Prospectus relating to Fund's Class A Shares and Class C Shares and (ii) the Corporation's Statement of Additional Information, each dated April 29, 1998, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Corporation's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on April 21, 1998.

Please contact the undersigned at (614) 470-8906 with any questions. Thank you.

Very truly yours,

JEANETTE PEPLOWSKI

Jeanette Peplowski
Assistant Secretary
Centura Funds, Inc.

cc: Olivia Adler, Esq.